SCHEDULE OF OTHER RECEIVABLES (Details) (Parenthetical) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Employee retention credits		$ (422,845)
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
Employee retention credits				$ 422,845	$ 422,845